Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000040834 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040834 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000040834 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040834 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000040834 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000040834 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040834 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000040834 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000040834 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000040834 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000040834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000040834 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000040834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000040834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000040834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000040834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000040834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040834 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040834 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159131 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159131 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159131 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159131 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159131 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159131 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159131 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159131 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159131 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159131 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159131 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000159131 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000159131 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000159131 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000159131 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000159131 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159131 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159131 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159131 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159131 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159132 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159132 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159132 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159132 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159132 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159132 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159132 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159132 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159132 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159132 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159132 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000159132 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000159132 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000159132 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000159132 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000159132 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159132 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159132 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159132 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159132 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219339 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219339 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219339 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219339 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219339 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219339 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219339 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219339 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219339 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219339 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000219339 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000219339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000219339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219339 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219339 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%